Segmented Information (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) ounce Customer Mine $ / Ounce	Dec. 31, 2020 Customer
Disclosure of operating segments [line items]
Number of operating mines | Mine	3
Other segment revenue coins and bullion | $	$ 10.9
Silver ounces sold in "Others" segment. | ounce	349,278
Sale of silver, average price per ounce | $ / Ounce	31.16
Number of customers	3	3
Percentage of entity's revenue	100.00%	100.00%
Three Customers [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	99.00%	99.00%
Major meta broker [Member]
Disclosure of operating segments [line items]
Number of customers	1
Percentage of entity's revenue	93.00%	92.00%